UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G/A
Amendment No. 1
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

___	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period ______________ to ______________.

Date of Report (Date of earliest event reported): ______________ Commission File Number of securitizer: ______________ Central Index Key Number of securitizer: ______________

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [ ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [ ]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [ ]

_X_	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: 0001743948

                 NewDay Funding Master Issuer plc
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): ___________
Central Index Key Number of underwriter (if applicable): ____________

                                  Paul Sheriff, +44 20 7160 8800
Name and telephone number, including area code, of the person to contact in connection with this filing.

INFORMATION TO BE INCLUDED IN THE REPORT

Item 2.01.	Findings and Conclusions of a Third Party Due Diligence Report Obtained By the Issuer

Attached as Exhibit 99.1 hereto is an Independent Accountant’s Report on applying asset agreed-upon procedures of Deloitte LLP dated January 11, 2021.

Explanatory Note:
This Form ABS-15G/A amends the Form ABS-15G filed by NewDay Funding Transferor Ltd on January 21, 2021 (the “Original Filing”) and is being filed to replace the report attached to the Original Filing as Exhibit 99.1. Exhibit 99.1 is hereby replaced in its entirety by the report filed as Exhibit 99.1 to this Form ABS-15G/A to reflect an error.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Dated: January 21, 2021

NEWDAY FUNDING TRANSFEROR LTD
(Securitizer and Depositor)

By:	/s/ Paul Sheriff
Name: Paul Sheriff
Title: Chief Financial Officer

EXHIBIT INDEX
Exhibit Number

99.1	Independent Accountant’s Report on Applying Asset Agreed-Upon Procedures of Deloitte LLP dated January 11, 2021